PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.4%

Aerospace & Defense — 1.7%
L3Harris Technologies, Inc.	11,515	$2,074,082

Auto Parts & Equipment — 1.3%
BorgWarner, Inc.	61,238	1,492,370

Banks — 2.9%
First Republic Bank	24,279	1,997,676
SVB Financial Group*	9,943	1,502,189

		3,499,865

Biotechnology — 2.7%
Genmab A/S ADR*	34,453	730,059
Seattle Genetics, Inc.*	21,158	2,441,210

		3,171,269

Building Materials — 1.6%
Trex Co., Inc.*	23,196	1,858,927

Chemicals — 2.5%
Axalta Coating Systems Ltd.*	66,101	1,141,564
RPM International, Inc.	31,590	1,879,605

		3,021,169

Commercial Services — 10.9%
CoStar Group, Inc.*	7,764	4,559,098
MarketAxess Holdings, Inc.	10,017	3,331,354
Square, Inc., Class A*	42,539	2,228,193
TransUnion	43,156	2,856,064

		12,974,709

Distribution & Wholesale — 2.4%
Fastenal Co.	93,167	2,911,469

Diversified Financial Services — 0.8%
Cboe Global Markets, Inc.	11,316	1,009,953

Electrical Components & Equipment — 1.9%
Novanta, Inc.*	9,437	753,828
Universal Display Corp.	11,503	1,515,865

		2,269,693

Electronics — 5.4%
Agilent Technologies, Inc.	23,313	1,669,677
Coherent, Inc.*	11,408	1,213,925
II-VI, Inc.*	28,196	803,586
Keysight Technologies, Inc.*	32,853	2,749,139

		6,436,327

Food — 1.7%
The Hershey Co.	15,045	1,993,463

Healthcare Products — 7.1%
10X Genomics, Inc., Class A*	8,288	516,508
ABIOMED, Inc.*	10,686	1,551,180
Bio-Techne Corp.	5,521	1,046,892
Edwards Lifesciences Corp.*	13,220	2,493,556
Glaukos Corp.*	25,216	778,166
Intuitive Surgical, Inc.*	4,310	2,134,355

		8,520,657

	Number of Shares	Value†
Healthcare Services — 2.7%
Laboratory Corp. of America Holdings*	13,004	$1,643,575
Teladoc Health, Inc.*	10,557	1,636,441

		3,280,016

Household Products & Wares — 1.5%
The Scotts Miracle-Gro Co.	17,966	1,839,718

Internet — 5.4%
MercadoLibre, Inc.*	4,409	2,154,149
Palo Alto Networks, Inc.*	6,973	1,143,293
Twitter, Inc.*	48,082	1,180,894
VeriSign, Inc.*	5,539	997,519
Zendesk, Inc.*	15,315	980,313

		6,456,168

Machinery - Diversified — 4.1%
IDEX Corp.	15,952	2,203,131
Ingersoll Rand, Inc.*	53,797	1,334,166
The Middleby Corp.*	23,929	1,361,081

		4,898,378

Miscellaneous Manufacturing — 2.1%
A.O. Smith Corp.	53,959	2,040,190
Trane Technologies PLC	5,789	478,113

		2,518,303

Oil & Gas — 0.5%
Noble Energy, Inc.	90,695	547,798

Pharmaceuticals — 2.9%
DexCom, Inc.*	12,669	3,411,382

Retail — 10.2%
Chipotle Mexican Grill, Inc.*	5,560	3,638,464
Lululemon Athletica, Inc.*	7,565	1,433,946
National Vision Holdings, Inc.*	46,731	907,516
Nordstrom, Inc.	44,923	689,119
Tractor Supply Co.	40,961	3,463,253
Ulta Beauty, Inc.*	11,402	2,003,331

		12,135,629

Semiconductors — 11.4%
Advanced Micro Devices, Inc.*	57,467	2,613,599
Brooks Automation, Inc.	21,806	665,083
Maxim Integrated Products, Inc.	50,443	2,452,034
Microchip Technology, Inc.	29,481	1,998,812
Monolithic Power Systems, Inc.	16,970	2,841,796
Teradyne, Inc.	56,088	3,038,287

		13,609,611

Software — 13.0%
Cerner Corp.	41,668	2,624,667
DocuSign, Inc.*	27,615	2,551,626
Electronic Arts, Inc.*	42,010	4,208,142
Guidewire Software, Inc.*	27,556	2,185,466
Twilio, Inc., Class A*	20,088	1,797,675
Tyler Technologies, Inc.*	7,465	2,213,821

		15,581,397

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Telecommunications — 1.7%
Arista Networks, Inc.*	10,288	$2,083,834

TOTAL COMMON STOCKS (Cost $100,564,797)		117,596,187

	Number of Contracts
PURCHASED OPTIONS — 0.0%

Call Option — 0.0%
TOTAL COMMON STOCKS (See open purchased options schedule) (Cost $31,206)	34	1,190

	Number of Shares
SHORT-TERM INVESTMENTS — 1.9%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $2,302,159)	2,302,159	2,302,159

TOTAL INVESTMENTS — 100.3% (Cost $102,898,162)		119,899,536
Other Assets & Liabilities — (0.3)%		(362,515)

TOTAL NET ASSETS — 100.0%		$119,537,021

	Number of Contracts
WRITTEN OPTIONS — (0.1)%

Call Option	(34)	(170)
Put Options	(177)	(125,100)

TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $(119,785))	(211)	$(125,270)

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

PLC — Public Limited Company.

Open purchased options contracts and open written options contracts held by the Fund at March 31, 2020 were as follows:

Open Purchased Options

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Align Technology, Inc.	34	816,000	240	4/17/2020	1,190

Total Purchased Options					$1,190

Open Written Options
Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Align Technology, Inc.	34	952,000	280	4/17/2020	(170)

					$(170)

Open Written Options
Put Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Align Technology, Inc.	34	646,000	190	4/17/2020	(66,300)
Bio-Techne Corp.	18	378,000	210	4/17/2020	(28,800)
II-VI, Inc.	125	375,000	30	4/17/2020	(30,000)

					$(125,100)

Total Written Options					$(125,270)